Expense Example {- Fidelity Freedom® 2060 Fund} - 03.31 Fidelity Freedom Funds Combo PRO - Class K6-09 - Fidelity Freedom® 2060 Fund - Class K6	Jul. 13, 2021 USD ($)
Expense Example:
1 year	$ 51
3 years	159
5 years	278
10 years	$ 625